Discontinued operations and assets held for sale - Narrative (Details) $ in Millions	Dec. 01, 2025 USD ($)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Profit (loss) of acquirees since beginning of period	$ 0.2